Fair value of financial instruments	9 Months Ended
Jul. 31, 2025
Text Block [Abstract]
Fair value of financial instruments

Note 3 Fair value of financial instruments
Carrying value and fair value of financial instruments
The following tables provide a comparison of the carrying values and fair values for financial instruments classified or designated as fair value through profit or loss (FVTPL) and fair value through other comprehensive income (FVOCI), and financial instruments measured at amortized cost. Embedded derivatives are presented on a combined basis with the host contracts in the Interim Condensed Consolidated Balance Sheets. Refer to Note 2 and Note 3 of our audited 2024 Annual Consolidated Financial Statements for a description of the valuation techniques and inputs used in the fair value measurement of our financial instruments. There have been no significant changes to our determination of fair value during the quarter.

	As at July 31, 2025
	Carrying value and fair value				Carrying value	Fair value
(Millions of Canadian dollars)	Financial instruments classified as FVTPL	Financial instruments designated as FVTPL	Financial instruments classified as FVOCI	Financial instruments designated as FVOCI	Financial instruments measured at amortized cost	Financial instruments measured at amortized cost	Total carrying amount	Total fair value
Financial assets
Interest-bearing deposits with banks	$–	$66,261	$–	$–	$6,563	$6,563	$72,824	$72,824
Securities
Trading	198,389	5,765	–	–	–	–	204,154	204,154
Investment, net of applicable allowance	–	–	231,823	1,370	100,665	97,508	333,858	330,701
	198,389	5,765	231,823	1,370	100,665	97,508	538,012	534,855
Assets purchased under reverse repurchase agreements and securities borrowed	200,628	–	–	–	65,204	65,204	265,832	265,832
Loans, net of applicable allowance
Retail	982	–	440	–	639,508	638,361	640,930	639,783
Wholesale	10,608	–	693	–	373,229	371,029	384,530	382,330
	11,590	–	1,133	–	1,012,737	1,009,390	1,025,460	1,022,113
Other
Derivatives	155,023	–	–	–	–	–	155,023	155,023
Other assets (1)	12,592	–	–	–	54,821	54,821	67,413	67,413
Financial liabilities
Deposits
Personal	$782	$39,347			$483,198	$484,867	$523,327	$524,996
Business and government (2)	246	161,091			756,826	758,367	918,163	919,704
Bank (3)	–	2,612			37,375	37,383	39,987	39,995
	1,028	203,050			1,277,399	1,280,617	1,481,477	1,484,695
Other
Obligations related to securities sold short	47,072	–			–	–	47,072	47,072
Obligations related to assets sold under repurchase agreements and securities loaned	–	233,863			32,424	32,424	266,287	266,287
Derivatives	158,862	–			–	–	158,862	158,862
Other liabilities (4)	323	18,359			56,307	56,313	74,989	74,995
Subordinated debentures	–	239			13,593	13,728	13,832	13,967

	As at October 31, 2024
	Carrying value and fair value				Carrying value	Fair value
(Millions of Canadian dollars)	Financial instruments classified as FVTPL	Financial instruments designated as FVTPL	Financial instruments classified as FVOCI	Financial instruments designated as FVOCI	Financial instruments measured at amortized cost	Financial instruments measured at amortized cost	Total carrying amount	Total fair value
Financial assets
Interest-bearing deposits with banks	$–	$53,996	$–	$–	$12,024	$12,024	$66,020	$66,020
Securities
Trading	182,346	954	–	–	–	–	183,300	183,300
Investment, net of applicable allowance	–	–	155,118	1,242	100,258	96,336	256,618	252,696
	182,346	954	155,118	1,242	100,258	96,336	439,918	435,996
Assets purchased under reverse repurchase agreements and securities borrowed	284,311	–	–	–	66,492	66,492	350,803	350,803
Loans, net of applicable allowance
Retail	915	–	580	–	622,098	619,320	623,593	620,815
Wholesale	6,177	2,030	1,003	–	348,577	345,561	357,787	354,771
	7,092	2,030	1,583	–	970,675	964,881	981,380	975,586
Other
Derivatives	150,612	–	–	–	–	–	150,612	150,612
Other assets (1)	11,770	–	–	–	50,093	50,093	61,863	61,863
Financial liabilities
Deposits
Personal	$508	$33,799			$487,832	$490,170	$522,139	$524,477
Business and government (2)	191	156,238			683,241	684,748	839,670	841,177
Bank (3)	–	10,530			37,192	37,183	47,722	47,713
	699	200,567			1,208,265	1,212,101	1,409,531	1,413,367
Other
Obligations related to securities sold short	35,286	–			–	–	35,286	35,286
Obligations related to assets sold under repurchase agreements and securities loaned	–	270,663			34,658	34,658	305,321	305,321
Derivatives	163,763	–			–	–	163,763	163,763
Other liabilities (4)	(1,407)	–			69,597	69,850	68,190	68,443
Subordinated debentures	–	–			13,546	13,602	13,546	13,602

(1)	Includes Customers’ liability under acceptances and financial instruments recognized in Other assets.
(2)	Business and government deposits include deposits from regulated deposit-taking institutions other than banks.
(3)	Bank deposits refer to deposits from regulated banks and central banks.
(4)	Includes Acceptances and financial instruments recognized in Other liabilities.

Fair value of assets and liabilities measured at fair value on a recurring basis and classified using the fair value hierarchy

	As at
	July 31, 2025						October 31, 2024
	Fair value measurements using			Netting adjustments			Fair value measurements using			Netting adjustments
(Millions of Canadian dollars)	Level 1	Level 2	Level 3			Fair value	Level 1	Level 2	Level 3			Fair value
Financial assets
Interest-bearing deposits with banks	$–	$66,261	$–	$		$66,261	$–	$53,996	$–	$		$53,996
Securities
Trading
Debt issued or guaranteed by:
Canadian government (1)
Federal	14,332	2,991	–			17,323	11,611	2,173	–			13,784
Provincial and municipal	–	15,577	–			15,577	–	16,588	–			16,588
U.S. federal, state, municipal and agencies (1), (2)	1,881	38,287	–			40,168	1,852	29,136	–			30,988
Other OECD government (3)	9,033	6,304	–			15,337	2,481	2,153	–			4,634
Mortgage-backed securities (1)	–	73	–			73	–	3	–			3
Asset-backed securities	–	1,210	–			1,210	–	1,434	–			1,434
Corporate debt and other debt	–	23,550	83			23,633	–	26,195	–			26,195
Equities	85,726	2,429	2,678			90,833	84,814	2,316	2,544			89,674
	110,972	90,421	2,761			204,154	100,758	79,998	2,544			183,300
Investment
Debt issued or guaranteed by:
Canadian government (1)
Federal	33,838	12,237	–			46,075	4,623	8,546	–			13,169
Provincial and municipal	–	9,402	–			9,402	–	7,554	–			7,554
U.S. federal, state, municipal and agencies (1), (2)	142	111,773	–			111,915	42	80,224	–			80,266
Other OECD government	6,558	11,543	–			18,101	2,370	7,786	–			10,156
Mortgage-backed securities (1)	–	2,654	29			2,683	–	2,603	31			2,634
Asset-backed securities	–	9,922	–			9,922	–	9,357	–			9,357
Corporate debt and other debt	–	33,591	134			33,725	–	31,839	143			31,982
Equities	492	304	574			1,370	432	304	506			1,242
	41,030	191,426	737			233,193	7,467	148,213	680			156,360
Assets purchased under reverse repurchase agreements and securities borrowed	–	200,628	–			200,628	–	284,311	–			284,311
Loans	–	11,574	1,149			12,723	–	8,924	1,781			10,705
Other
Derivatives
Interest rate contracts	–	26,327	261			26,588	–	27,719	354			28,073
Foreign exchange contracts	–	94,322	–			94,322	–	98,480	3			98,483
Credit derivatives	–	400	–			400	–	273	–			273
Other contracts	1,599	34,830	79			36,508	2,553	23,830	21			26,404
Valuation adjustments	–	(1,032)	13			(1,019)	–	(1,067)	14			(1,053)
Total gross derivatives	1,599	154,847	353			156,799	2,553	149,235	392			152,180
Netting adjustments					(1,776)	(1,776)					(1,568)	(1,568)
Total derivatives						155,023						150,612
Other assets	5,749	6,839	4			12,592	5,291	6,472	7			11,770
	$159,350	$721,996	$5,004		$(1,776)	$884,574	$116,069	$731,149	$5,404		$(1,568)	$851,054
Financial liabilities
Deposits
Personal	$–	$39,560	$569	$		$40,129	$–	$33,829	$478	$		$34,307
Business and government	–	161,337	–			161,337	–	156,429	–			156,429
Bank	–	2,612	–			2,612	–	10,530	–			10,530
Other
Obligations related to securities sold short	16,877	30,195	–			47,072	15,172	20,114	–			35,286
Obligations related to assets sold under repurchase agreements and securities loaned	–	233,863	–			233,863	–	270,663	–			270,663
Derivatives
Interest rate contracts	–	21,497	907			22,404	–	24,852	847			25,699
Foreign exchange contracts	–	88,524	46			88,570	–	93,164	54			93,218
Credit derivatives	–	257	–			257	–	218	–			218
Other contracts	2,963	46,362	375			49,700	3,212	42,961	324			46,497
Valuation adjustments	–	(288)	(5)			(293)	–	(297)	(4)			(301)
Total gross derivatives	2,963	156,352	1,323			160,638	3,212	160,898	1,221			165,331
Netting adjustments					(1,776)	(1,776)					(1,568)	(1,568)
Total derivatives						158,862						163,763
Other liabilities	323	18,359	–			18,682	287	(1,694)	–			(1,407)
Subordinated debentures	–	239	–			239	–	–	–			–
	$20,163	$642,517	$1,892		$(1,776)	$662,796	$18,671	$650,769	$1,699		$(1,568)	$669,571

(1)	As at July 31, 2025, residential and commercial mortgage-backed securities (MBS) included in all fair value levels of Trading securities were $18,164 million and $70 million (October 31, 2024 – $17,154 million and $nil), respectively, and in all fair value levels of Investment securities were $27,577 million and $2,683 million (October 31, 2024 – $27,048 million and $2,568 million), respectively.
(2)	United States (U.S.).
(3)	Organisation for Economic Co-operation and Development (OECD).

Fair value measurements using significant unobservable inputs (Level 3 Instruments)
A financial instrument is classified as Level 3 in the fair value hierarchy if one or more of its unobservable inputs may significantly affect the measurement of its fair value. In preparing the financial statements, appropriate levels for these unobservable input parameters are chosen so that they are consistent with prevailing market evidence or management judgment. Due to the unobservable nature of the prices or rates, there may be uncertainty about the valuation of these Level 3 financial instruments.
During the three months ended July 31, 2025, there were no significant changes made to the valuation techniques and ranges and weighted averages of unobservable inputs used in the determination of fair value of Level 3 financial instruments. As at July 31, 2025, the impacts of adjusting one or more of the unobservable inputs by reasonably possible alternative assumptions did not change significantly from the impacts disclosed in our audited 2024 Annual Consolidated Financial Statements.
Changes in fair value measurement for instruments measured on a recurring basis and categorized in Level 3

	For the three months ended July 31, 2025
(Millions of Canadian dollars)	Fair value at beginning of period	Gains (losses) included in earnings	Gains (losses) included in OCI (1)	Purchases (issuances)	Settlement (sales) and other (2)	Transfers into Level 3	Transfers out of Level 3	Fair value at end of period	Gains (losses) included in earnings for positions still held
Assets
Securities
Trading
Corporate debt and other debt	$32	$–	$–	$3	$(3)	$51	$–	$83	$–
Equities	2,655	(104)	6	159	(31)	1	(8)	2,678	(81)
	2,687	(104)	6	162	(34)	52	(8)	2,761	(81)
Investment
Mortgage-backed securities	31	–	(2)	–	–	–	–	29	n.a.
Corporate debt and other debt	134	–	3	–	(3)	–	–	134	n.a.
Equities	570	–	5	–	(1)	–	–	574	n.a.
	735	–	6	–	(4)	–	–	737	n.a.
Loans	1,207	(63)	(3)	20	(1)	–	(11)	1,149	(62)
Other
Net derivative balances (3)
Interest rate contracts	(522)	(68)	1	34	(42)	(28)	(21)	(646)	(81)
Foreign exchange contracts	(53)	7	(1)	1	–	–	–	(46)	7
Other contracts	(392)	(48)	(2)	(22)	(7)	(27)	202	(296)	(34)
Valuation adjustments	25	–	–	–	(7)	–	–	18	–
Other assets	5	–	–	–	(1)	–	–	4	–
	$3,692	$(276)	$7	$195	$(96)	$(3)	$162	$3,681	$(251)
Liabilities
Deposits	$(542)	$(51)	$(1)	$(208)	$27	$(61)	$267	$(569)	$(32)
	$(542)	$(51)	$(1)	$(208)	$27	$(61)	$267	$(569)	$(32)

	For the three months ended July 31, 2024
(Millions of Canadian dollars)	Fair value at beginning of period	Gains (losses) included in earnings	Gains (losses) included in OCI (1)	Purchases (issuances)	Settlement (sales) and other (2)	Transfers into Level 3	Transfers out of Level 3	Fair value at end of period	Gains (losses) included in earnings for positions still held
Assets
Securities
Trading
Corporate debt and other debt	$–	$–	$–	$–	$–	$–	$–	$–	$–
Equities	2,392	(136)	2	216	(38)	1	(1)	2,436	(117)
	2,392	(136)	2	216	(38)	1	(1)	2,436	(117)
Investment
Mortgage-backed securities	30	–	(1)	–	–	–	–	29	n.a.
Corporate debt and other debt	144	–	6	–	(4)	–	–	146	n.a.
Equities	476	–	11	–	(3)	–	–	484	n.a.
	650	–	16	–	(7)	–	–	659	n.a.
Loans	1,837	(33)	21	78	(84)	9	(14)	1,814	(30)
Other
Net derivative balances (3)
Interest rate contracts	(647)	43	–	(66)	122	18	(18)	(548)	43
Foreign exchange contracts	(27)	(9)	1	(1)	–	–	(10)	(46)	(9)
Other contracts	(298)	(24)	(1)	(11)	4	(198)	132	(396)	(13)
Valuation adjustments	(6)	–	–	–	16	–	–	10	–
Other assets	9	–	–	–	(1)	–	–	8	–
	$3,910	$(159)	$39	$216	$12	$(170)	$89	$3,937	$(126)
Liabilities
Deposits	$(633)	$(39)	$–	$(60)	$38	$(3)	$89	$(608)	$(23)
	$(633)	$(39)	$–	$(60)	$38	$(3)	$89	$(608)	$(23)

	For the nine months ended July 31, 2025
(Millions of Canadian dollars)	Fair value at beginning of period	Gains (losses) included in earnings	Gains (losses) included in OCI (1)	Purchases (issuances)	Settlement (sales) and other (2)	Transfers into Level 3	Transfers out of Level 3	Fair value at end of period	Gains (losses) included in earnings for positions still held
Assets
Securities
Trading
Corporate debt and other debt	$–	$–	$–	$3	$(3)	$83	$–	$83	$–
Equities	2,544	(174)	(8)	493	(171)	2	(8)	2,678	(129)
	2,544	(174)	(8)	496	(174)	85	(8)	2,761	(129)
Investment
Mortgage-backed securities	31	–	(2)	–	–	–	–	29	n.a.
Corporate debt and other debt	143	–	5	–	(14)	–	–	134	n.a.
Equities	506	–	40	32	(4)	–	–	574	n.a.
	680	–	43	32	(18)	–	–	737	n.a.
Loans	1,781	32	(3)	161	(815)	7	(14)	1,149	(43)
Other
Net derivative balances (3)
Interest rate contracts	(493)	(103)	3	(5)	(37)	(19)	8	(646)	(115)
Foreign exchange contracts	(51)	(4)	2	2	(1)	–	6	(46)	(16)
Other contracts	(303)	32	1	(34)	–	(301)	309	(296)	75
Valuation adjustments	18	–	–	6	(6)	–	–	18	–
Other assets	7	–	–	–	(3)	–	–	4	–
	$4,183	$(217)	$38	$658	$(1,054)	$(228)	$301	$3,681	$(228)
Liabilities
Deposits	$(478)	$(42)	$–	$(609)	$115	$(271)	$716	$(569)	$14
	$(478)	$(42)	$–	$(609)	$115	$(271)	$716	$(569)	$14

	For the nine months ended July 31, 2024
(Millions of Canadian dollars)	Fair value at beginning of period	Gains (losses) included in earnings	Gains (losses) included in OCI (1)	Purchases (issuances)	Settlement (sales) and other (2)	Transfers into Level 3	Transfers out of Level 3	Fair value at end of period	Gains (losses) included in earnings for positions still held
Assets
Securities
Trading
Corporate debt and other debt	$–	$–	$–	$–	$–	$–	$–	$–	$–
Equities	2,266	(190)	(6)	445	(78)	1	(2)	2,436	(149)
	2,266	(190)	(6)	445	(78)	1	(2)	2,436	(149)
Investment
Mortgage-backed securities	29	–	–	–	–	–	–	29	n.a.
Corporate debt and other debt	149	–	10	–	(13)	–	–	146	n.a.
Equities	466	–	16	3	(3)	2	–	484	n.a.
	644	–	26	3	(16)	2	–	659	n.a.
Loans	1,859	(87)	25	445	(324)	50	(154)	1,814	(81)
Other
Net derivative balances (3)
Interest rate contracts	(662)	46	–	(80)	135	30	(17)	(548)	55
Foreign exchange contracts	(49)	(10)	6	14	3	2	(12)	(46)	(3)
Other contracts	(438)	(139)	5	(59)	5	(284)	514	(396)	1
Valuation adjustments	3	–	–	(1)	8	–	–	10	–
Other assets	11	–	–	–	(3)	–	–	8	–
	$3,634	$(380)	$56	$767	$(270)	$(199)	$329	$3,937	$(177)
Liabilities
Deposits	$(383)	$(90)	$1	$(417)	$76	$(93)	$298	$(608)	$(44)
	$(383)	$(90)	$1	$(417)	$76	$(93)	$298	$(608)	$(44)

(1)
These amounts include the foreign currency translation gains or losses arising on consolidation of foreign subsidiaries relating to the Level 3 instruments, where applicable. The unrealized gains on Investment securities recognized in OCI were $2 million for the three months ended July 31, 2025 (July 31, 2024 – gains of $10 million) and gains of $33 million for the nine months ended July 31, 2025 (July 31, 2024 – gains of $20 million), excluding the translation gains or losses arising on consolidation.

(2)	Other includes amortization of premiums or discounts recognized in net income.
(3)	Net derivatives as at July 31, 2025 included derivative assets of $353 million (July 31, 2024 – $401 million) and derivative liabilities of $1,323 million (July 31, 2024 – $1,381 million).
n.a.	not applicable
Transfers between fair value hierarchy levels for instruments carried at fair value on a recurring basis
Transfers between Level 1 and Level 2, and transfers into and out of Level 3 are assumed to occur at the end of the period. For an asset or a liability that transfers into Level 3 during the period, the entire change in fair value for the period is excluded from the Gains (losses) included in earnings for positions still held column of the above reconciliation, whereas for transfers out of Level 3 during the period, the entire change in fair value for the period is included in the same column of the above reconciliation.
Transfers between Level 1 and 2 are dependent on whether fair value is obtained on the basis of quoted market prices in active markets (Level 1).
During the three months ended July 31, 2025, there were no significant transfers out of Level 1 to Level 2. During the three months ended July 31, 2024, transfers out of Level 1 to Level 2 included Trading U.S. federal, state, municipal and agencies debt of $564 million and Investment U.S. federal, state, municipal and agencies debt of $417 million.
During the three months ended July 31, 2025 and July 31, 2024, there were no significant transfers out of Level 2 to Level 1.
During the nine months ended July 31, 2025, transfers out of Level 1 to Level 2 included Trading U.S. federal, state, municipal and agencies debt of $938 million. During the nine months ended July 31, 2024, transfers out of Level 1 to Level 2 included Investment U.S. federal, state, municipal and agencies debt of $1,038 million and Trading U.S. federal, state, municipal and agencies debt of $822 million.
During the nine months ended July 31, 2025 and July 31, 2024, there were no significant transfers out of Level 2 to Level 1.
Transfers between Level 2 and Level 3 are primarily due to either a change in the market observability for an input, or a change in an unobservable input’s significance to a financial instrument’s fair value.
During the three months ended July 31, 2025, there were no significant transfers out of Level 2 to Level 3. During the three months ended July 31, 2024, transfers out of Level 2 to Level 3 included Other contracts due to changes in the significance of unobservable inputs.
During the three months ended July 31, 2025, transfers out of Level 3 to Level 2 included Deposits and Other contracts due to changes in the significance of unobservable inputs. During the three months ended July 31, 2024, transfers out of Level 3 to Level 2 included Other contracts due to changes in the significance of unobservable inputs and changes in the market observability of inputs.

During the nine months ended July 31, 2025, transfers out of Level 2 to Level 3 included Other contracts and Deposits due to changes in the significance of unobservable inputs. During the nine months ended July 31, 2024, transfers out of Level 2 to Level 3 included Other contracts due to changes in the significance of unobservable inputs and changes in the market observability of inputs.
During the nine months ended July 31, 2025, transfers out of Level 3 to Level 2 included Deposits and Other contracts due to changes in the significance of unobservable inputs and changes in the market observability of inputs. During the nine months ended July 31, 2024, transfers out of Level 3 to Level 2 included Other contracts, Deposits and Loans due to changes in the significance of unobservable inputs and changes in the market observability of inputs.
Net interest income from financial instruments
Interest and dividend income arising from financial assets and financial liabilities and the associated costs of funding are reported in Net interest income.

	For the three months ended		For the nine months ended
(Millions of Canadian dollars)	July 31 2025	July 31 2024	July 31 2025	July 31 2024
Interest and dividend income (1), (2)
Financial instruments measured at fair value through profit or loss	$7,679	$8,678	$22,932	$27,583
Financial instruments measured at fair value through other comprehensive income	2,240	1,927	6,395	5,162
Financial instruments measured at amortized cost	16,191	16,485	48,208	45,708
	26,110	27,090	77,535	78,453
Interest expense (1)
Financial instruments measured at fair value through profit or loss	7,623	8,432	22,985	26,227
Financial instruments measured at amortized cost	10,136	11,331	30,195	31,944
	17,759	19,763	53,180	58,171
Net interest income	$8,351	$7,327	$24,355	$20,282

(1)	Excludes interest and dividend income for the three months ended July 31, 2025 of $300 million (July 31, 2024 – $222 million) and for the nine months ended July 31, 2025 of $957 million (July 31, 2024 – $656 million), and interest expense for the three months ended July 31, 2025 of $52 million (July 31, 2024 – $54 million) and for the nine months ended July 31, 2025 of $170 million (July 31, 2024 – $77 million) presented in Insurance investment result in the Interim Condensed Consolidated Statements of Income.
(2)	Includes dividend income for the three months ended July 31, 2025 of $905 million (July 31, 2024 – $778 million) and for the nine months ended July 31, 2025 of $2,904 million (July 31, 2024 – $2,511 million) presented in Interest and dividend income in the Interim Condensed Consolidated Statements of Income.